Financial Instruments - Sensitivity Analysis of Market Risks (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	$ 0	$ 0	$ 0
Effect on profit or loss from decrease in exchange rate	(163)	(1,796)	(2,647)
Effect on equity from increase in exchange rate	0	0	0
Effect on profit or loss from increase in exchange rate	163	1,796	2,647
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	0	0
Effect on profit or loss from decrease in exchange rate	(434)	(34)
Effect on equity from increase in exchange rate	0	0
Effect on profit or loss from increase in exchange rate	434	34
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	0	0	0
Effect on profit or loss from decrease in exchange rate	(16)	(425)	(354)
Effect on equity from increase in exchange rate	0	0	0
Effect on profit or loss from increase in exchange rate	16	425	354
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | CLP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	0	0	0
Effect on profit or loss from decrease in exchange rate	(2,424)	(678)	(996)
Effect on equity from increase in exchange rate	0	0	0
Effect on profit or loss from increase in exchange rate	2,424	678	966
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	0
Effect on profit or loss from decrease in exchange rate	(709)
Effect on equity from increase in exchange rate	0
Effect on profit or loss from increase in exchange rate	709
FEMSA Entity Excluding Coca-Cola FEMSA | Currency swap contract | USD/BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate			0
Effect on profit or loss from decrease in exchange rate			(18)
Effect on equity from increase in exchange rate			0
Effect on profit or loss from increase in exchange rate			18
FEMSA Entity Excluding Coca-Cola FEMSA | Net Cash In Foreign Currency | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit or loss from decrease in exchange rate	(14,855)	(14,617)	(1,779)
Effect on profit or loss from increase in exchange rate	14,855	14,617	1,779
Coca-Cola FEMSA | Currency swap contract | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(1,863)	(1,314)	(1,220)
Effect on profit or loss from decrease in exchange rate	0	0	0
Effect on equity from increase in exchange rate	1,863	1,314	1,220
Effect on profit or loss from increase in exchange rate	0	0	0
Coca-Cola FEMSA | Currency swap contract | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(2,187)	(1,683)	(2,893)
Effect on profit or loss from decrease in exchange rate	0	0	0
Effect on equity from increase in exchange rate	2,187	1,683	2,893
Effect on profit or loss from increase in exchange rate	0	0	0
Coca-Cola FEMSA | Currency swap contract | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate		0	0
Effect on profit or loss from decrease in exchange rate		(742)	(1,315)
Effect on equity from increase in exchange rate		0	0
Effect on profit or loss from increase in exchange rate		742	1,315
Coca-Cola FEMSA | Currency swap contract | EUR/MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate			0
Effect on profit or loss from decrease in exchange rate			(902)
Effect on profit or loss from increase in exchange rate			902
Coca-Cola FEMSA | Net Cash In Foreign Currency | U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit or loss from decrease in exchange rate	(1,397)	(1,797)	(2,282)
Effect on profit or loss from increase in exchange rate	1,397	1,797	2,282
Commodity price risk | Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from change in commodity price	(1,578)	(765)	(333)
Commodity price risk | Coca-Cola FEMSA | Commodity price contracts | Aluminum price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from change in commodity price	(189)	(2,812)	(4,520)
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward contract | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(15)	(9)	(6)
Effect on equity from increase in exchange rate	15	9	6
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward contract | MXN/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate			(1)
Effect on equity from increase in exchange rate			1
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward contract | CHF/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(125)	(78)	(44)
Effect on equity from increase in exchange rate	125	78	44
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Forward contract | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(7)	6
Effect on equity from increase in exchange rate	7	(6)
Currency risk | Coca-Cola FEMSA | Forward contract | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(183)	(465)	(512)
Effect on equity from increase in exchange rate	183	465	512
Currency risk | Coca-Cola FEMSA | Forward contract | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(50)	(521)	(550)
Effect on equity from increase in exchange rate	50	521	550
Currency risk | Coca-Cola FEMSA | Forward contract | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(34)	(225)	(112)
Effect on equity from increase in exchange rate	34	225	112
Currency risk | Coca-Cola FEMSA | Forward contract | ARS/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(11)	(685)	(10)
Effect on equity from increase in exchange rate	11	685	10
Currency risk | Coca-Cola FEMSA | Forward contract | UYU/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(13)	(20)	(25)
Effect on equity from increase in exchange rate	13	20	25
Currency risk | Coca-Cola FEMSA | Forward contract | CRC/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from decrease in exchange rate	(14)	(15)	(24)
Effect on equity from increase in exchange rate	14	15	24
Currency risk | Coca-Cola FEMSA | Options To Purchase Foreign Currency | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity to purchase foreign currency	(136)	0	(4,520)
Currency risk | Coca-Cola FEMSA | Options To Purchase Foreign Currency | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity to purchase foreign currency	(119)	0	0
Currency risk | Coca-Cola FEMSA | Options To Purchase Foreign Currency | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity to purchase foreign currency	$ (54)	$ 0	$ 0